COMMITMENTS AND CONTINGENCIES (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11. COMMITMENTS AND CONTINGENCIES

Environmental

As an owner of real estate, the Company is subject to various environmental laws of federal, state and local governments. Although there can be no assurance, the Company is not aware of any environmental liability that could have a material adverse effect on its financial condition or results of operations. However, changes in applicable environmental laws and regulations, the uses and conditions of properties in the vicinity of the Company’s properties, the activities of its tenants and other environmental conditions of which the Company is unaware with respect to the property could result in future environmental liabilities.

Tenant Improvements

Pursuant to lease agreements, as of September 30, 2021 and December 31, 2020, the Company had obligations to pay $189,136 and $60,598, respectively, for on-site and tenant improvements to be incurred by tenants. As of September 30, 2021 and December 31, 2020, the Company had $2,271,462 and $92,684 of restricted cash held to fund other building improvements, tenant improvements and leasing commissions.

Redemption of Common Stock

The Company has a share repurchase program that enables qualifying stockholders to sell their Class C common stock or Class S common stock to the Company in limited circumstances. The maximum amount of common stock that may be repurchased per month is limited to no more than 2% of the Company’s most recently determined aggregate NAV. Repurchases for any calendar quarter are limited to no more than 5% of its most recently determined aggregate NAV. The foregoing repurchase limitations are based on “net repurchases” during a quarter or month, as applicable. Thus, for any given calendar quarter or month, the maximum amount of repurchases during that quarter or month will be equal to (1) 5% or 2% (as applicable) of the Company’s most recently determined aggregate NAV, plus (2) proceeds from sales of new shares in the Registered Offerings and Class S Offering (including purchases pursuant to its Registered DRP Offering) since the beginning of a current calendar quarter or month, less (3) repurchase proceeds paid since the beginning of the current calendar quarter or month.

The Company has the discretion to repurchase fewer shares than have been requested to be repurchased in a particular month or quarter, or to repurchase no shares at all, in the event that it lacks readily available funds to do so due to market conditions beyond the Company’s control, it needs to maintain liquidity for its operations, or because the Company determines that investing in real property or other investments is a better use of its capital than repurchasing its shares. In the event that the Company repurchases some but not all of the shares submitted for repurchase in a given period, shares submitted for repurchase during such period will be repurchased on a pro-rata basis, subject to any Extraordinary Circumstance Repurchase (defined below).

The Company has the discretion, but not the obligation, under extraordinary market or economic circumstances, to make a special repurchase in equal, nominal quantities of shares from all stockholders who have submitted share repurchase requests during the period (“Extraordinary Circumstance Repurchase”). Extraordinary Circumstance Repurchases will precede any pro rata share repurchases that may be made during the period.

As further discussed in Note 13, on November 4, 2021, the Company’s board of directors approved management’s recommendation to terminate the Company's Class C and Class S share repurchase programs and the Company does not plan to make any further share repurchases.
Legal Matters

From time-to-time, the Company may become party to legal proceedings that arise in the ordinary course of its business. Other than as described below, the Company is not a party to any legal proceeding, nor is the Company aware of any pending or threatened litigation that could have a material adverse effect on the Company’s business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

On September 18, 2019, a lawsuit was filed in the Superior Court of the State of California, County of Los Angeles (the “State Court Action”), against the former advisor by Clay Kramer, one of the former advisor's former employees. Kramer was previously the former advisor's Chief Digital Officer, who along with six other employees was subject to a reduction in force, communicated to all in advance, that was a result of financial constraints of the former advisor which necessitated the elimination of numerous job positions in May 2019. In the lawsuit, Kramer claims he was terminated in retaliation for his purported whistleblowing with respect to alleged attempts to plagiarize materials and for alleged misleading statements made by the former advisor. In September 2020, the State Court Action was removed to the United States District Court, Central District of California (“U.S. District Court”). On June 14, 2021, the U.S. District Court scheduled a jury trial commencing April 11, 2022 and depositions and discovery are in process. The Company is not a party to the lawsuit. The former advisor has denied all the accusations and allegations in the complaint and the former advisor intends to vigorously defend against the claims made by the plaintiff.

NOTE 10. COMMITMENTS AND CONTINGENCIES

Environmental

As an owner of real estate, the Company is subject to various environmental laws of federal, state and local governments. Although there can be no assurance, the Company is not aware of any environmental liability that could have a material adverse effect on its financial condition or results of operations. However, changes in applicable environmental laws and regulations, the uses and conditions of properties in the vicinity of the Company’s properties, the activities of its tenants and other environmental conditions of which the Company is unaware with respect to the properties could result in future environmental liabilities.

Tenant Improvements

Pursuant to lease agreements, as of December 31, 2020 and 2019, the Company had obligations to pay $60,598 and $98,329, respectively, for in site and tenant improvements to be incurred by tenants, including a 72.7% share of the tenant improvements for the Santa Clara, California TIC Interest. As of both December 31, 2020 and 2019, the Company had $92,684 of restricted cash held to fund other tenant improvements.

Operating Lease

As a result of the Self-Management Transaction, on December 31, 2019, a subsidiary of the Company assumed the operating lease of the corporate office in Costa Mesa, California from BrixInvest. The office lease had a remaining term of 4.5 years, ending on June 30, 2024. During the second quarter of 2020, the Company's subsidiary re-evaluated its physical office space requirement given the effect of the COVID-19 pandemic, commenced negotiations with the landlord in May 2020 and vacated the premises to the landlord on June 1, 2020. Effective October 29, 2020, the Company’s subsidiary entered into a lease amendment for early termination of the lease in exchange for a lease termination fee of $1,350,000 and as such, the Company derecognized the right of use asset and the corresponding lease liability as of September 30, 2020. The termination fee was paid by the Company's subsidiary by releasing its $135,544 security deposit and a cash payment of $1,214,456. As a result of this transaction, the operating lease liability of $2,087,713 and the amount of accrued but unpaid lease payments of $242,216 which were previously included in accounts payable, accrued and other liabilities were partially offset by the elimination of the right of use asset of $2,019,577 and the release of the security deposit, resulting in a lease termination expense of $1,039,648 which is included in other expense in the accompanying statement of operations for the year ended December 31, 2020.

Because the rate implicit in the subsidiary's lease was not readily determinable, the Company used an incremental borrowing rate to account for the lease as of December 31, 2019. In determining the Company's incremental borrowing rate for the lease, the Company considered the rate on its unsecured borrowings, observable risk-free interest rates and credit spreads correlating to the Company's creditworthiness and the term of the subsidiary's lease agreement. The discount rate used was 5.75%.

Redemption of Common Stock

The Company has a share repurchase program that enables qualifying stockholders to sell their stock to the Company in limited circumstances. The maximum amount of common stock that may be repurchased per month is limited to no more than 2% of the Company’s most recently determined aggregate NAV. Repurchases for any calendar quarter are limited to no more than 5% of its most recently determined aggregate NAV. The foregoing repurchase limitations are based on “net repurchases” during a quarter or month, as applicable. Thus, for any given calendar quarter or month, the maximum amount of repurchases during that quarter or month will be equal to (1) 5% or 2% (as applicable) of the Company’s most recently determined aggregate NAV, plus (2) proceeds from sales of new shares in the current offering (including purchases pursuant to its Registered DRP Offering) since the beginning of a current calendar quarter or month, less (3) repurchase proceeds paid since the beginning of the current calendar quarter or month. As of December 31, 2020 and 2019, the Company's share repurchases payable were $2,980,559 and $0, respectively. In connection with the Company's entry into the Merger Agreement, the Company's share repurchase program was temporarily suspended on September 19, 2019 and was reopened on January 2, 2020.

The Company has the discretion to repurchase fewer shares than have been requested to be repurchased in a particular month or quarter, or to repurchase no shares at all, in the event that it lacks readily available funds to do so due to market conditions beyond the Company’s control, its need to maintain liquidity for its operations or because the Company determines that investing in real property or other illiquid investments is a better use of its capital than repurchasing its shares. In the event that the Company repurchases some but not all of the shares submitted for repurchase in a given period, shares submitted for repurchase during such period will be repurchased on a pro-rata basis, subject to any Extraordinary Circumstance Repurchase (defined below).

The Company has the discretion, but not the obligation, under extraordinary market or economic circumstances, to make a special repurchase in equal, nominal quantities of shares from all stockholders who have submitted share repurchase requests during the period (“Extraordinary Circumstance Repurchase”). Extraordinary Circumstance Repurchases will precede any pro rata share repurchases that may be made during the period.

In addition, the Company’s board of directors may amend, suspend or terminate the share repurchase program without stockholder approval upon 10 days’ notice if its directors believe such action is in the Company's and its stockholders’ best interests. The Company’s board of directors may also amend, suspend or terminate the share repurchase program due to changes in law or regulation, or if the board of directors becomes aware of undisclosed material information that the Company believes should be publicly disclosed before shares are repurchased.

Legal Matters

From time-to-time, the Company may become party to legal proceedings that arise in the ordinary course of its business. Other than as described below, the Company is not a party to any legal proceeding, nor is the Company aware of any pending or threatened litigation that could have a material adverse effect on the Company’s business, operating results, cash flows or financial condition should such litigation be resolved unfavorably.

On September 18, 2019, a lawsuit was filed in the Superior Court of the State of California, County of Los Angeles (the “State Court Action”), against the Former Advisor by “John Doe,” a fictitiously-named individual who was one of the Former Advisor's former employees. The Former Advisor understands that the plaintiff was its former Chief Digital Officer, who along with six other employees was subject to a reduction in force, communicated to all in advance, that was a result of financial constraints of the Former Advisor which necessitated the elimination of numerous job positions in May 2019. In the lawsuit, the former employee claims he was terminated in retaliation for his purported whistleblowing with respect to alleged misleading statements made by the Former Advisor and fraudulently induced arbitration requirements applicable to employees and investors. The complaint seeks to enjoin and rescind the enforcement of the arbitration agreement signed by the former employee and the arbitration requirements related to this complaint. In September 2020, the State Court Action was removed to the United States District Court, Central District of California (“U.S. District Court”). On February 11, 2021, the U.S. District Court ruled in favor of the Former Advisor’s motion to compel arbitration and denied plaintiff’s motions to enjoin the arbitration and file a third amended complaint. The Company is not a party to the lawsuit. The Former Advisor has denied all the accusations and allegations in the complaint and the Former Advisor intends to vigorously defend against the claims made by the plaintiff.